Due dates of the Financial Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payable settlement description	Trade payables (composed of supplier's invoices and accruals for supplier's invoices not yet received at closing) are non-interest bearing and are normally settled on a 45-day terms.